General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Staff costs (Note 25)	$ 2,863,734	$ 29,388,402	$ 53,637,271
Depreciation of right-of-use assets (Note 20.1)	364,116	1,216,495	541,218
General and administrative expenses	10,226,561	62,918,437	69,029,507
General and administrative expenses
General and administrative expenses
Staff costs (Note 25)	2,825,482	21,965,013	50,499,496
Insurance	3,221,512	4,927,856	498,971
Professional fees	1,622,852	14,351,382	8,775,977
Technology costs	1,118,557	8,952,793	3,783,868
Outsourced employees	378,028	4,627,024
Depreciation of property and equipment (Note 5)	276,022	170,754	110,027
Other expenses	253,693	2,134,884	992,055
Depreciation of right-of-use assets (Note 20.1)	215,302	848,618	411,373
Rent expense	145,760	162,448	518,252
Travel and accommodation	63,453	1,398,698	1,297,156
Utilities	46,476	252,434	98,820
Amortization of intangible assets (Note 6)	32,375	166,693	15,963
Entertainment	19,748	81,283	171,493
Customer experience costs	7,301	2,878,557	1,856,056
General and administrative expenses	$ 10,226,561	$ 62,918,437	$ 69,029,507